Stockholders' Equity (Deficit) - Schedule of Stock Compensation Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock compensation expense	$ 2,151,791
Stock Awards [Member]
Stock compensation expense	2,131,920
Stock Options Awards [Member]
Stock compensation expense	19,871
Non-Vested Stock Awards [Member]
Stock compensation expense
Securities Underlying Non-Vested Stock [Member]
Stock compensation expense		$ 5,816,833